Report Of The Directors Financial Review Risk Report - Summary of financial instruments impacted by IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	£ 269,168	£ 255,421
Non-derivative financial liabilities	409,835	363,097
USD Libor | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	1,643,433
USD Libor | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	6,754	8,288
USD Libor | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	1,636,679	1,567,577
USD Libor | Amendments to financial instruments, IBOR reform | Others
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	0	1,575,865
USD Libor | Total non-derivative financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	5,976	7,863
USD Libor | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	4,350	5,999
USD Libor | Financial investments | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	1,072	1,171
USD Libor | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	554	693
USD Libor | Total non-derivative financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	1,847	1,624
USD Libor | Subordinated liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	1,287	1,145
USD Libor | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	560	479
GBP Libor | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	56
GBP Libor | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	0	1,568
GBP Libor | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	56	215,377
GBP Libor | Amendments to financial instruments, IBOR reform | Others
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	0	216,945
GBP Libor | Total non-derivative financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	118	3,201
GBP Libor | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	83	2,562
GBP Libor | Financial investments | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	0	140
GBP Libor | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	35	499
GBP Libor | Total non-derivative financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	0	181
GBP Libor | Subordinated liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	0	0
GBP Libor | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	0	181
Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	2,518
Others | Amendments to financial instruments, IBOR reform | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	0	1,080
Others | Amendments to financial instruments, IBOR reform | Interest rate
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	2,031	77,738
Others | Amendments to financial instruments, IBOR reform | Others
Disclosure of detailed information about financial instruments [line items]
Derivative notional contract amount	487	78,818
Others | Total non-derivative financial assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	18	26
Others | Loans and advances to customers | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	18	26
Others | Financial investments | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	0	0
Others | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial assets	0	0
Others | Total non-derivative financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	0	0
Others | Subordinated liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	0	0
Others | Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities	£ 0	£ 0